SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Allowance for expected credit losses) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Allowance for expected credit loss of other receivable
Balance at the beginning	$ 0
Credit loss of other receivable	18,072
Balance at the end	$ 18,072